Intangible assets - Key assumptions used by individual CGUs for value-in-use calculations (Details)	Dec. 31, 2025	Dec. 31, 2024
North America
Intangible assets
Long-term growth rate	2.20%
Pre-tax discount rate	10.30%
North America | Minimum
Intangible assets
Long-term growth rate		2.00%
Pre-tax discount rate		8.50%
North America | Maximum
Intangible assets
Long-term growth rate		2.10%
Pre-tax discount rate		8.70%
Europe
Intangible assets
Long-term growth rate	1.90%
Pre-tax discount rate	9.90%
Europe | Minimum
Intangible assets
Long-term growth rate		1.70%
Pre-tax discount rate		8.00%
Europe | Maximum
Intangible assets
Long-term growth rate		2.50%
Pre-tax discount rate		10.80%
UK & Sub-Saharan Africa
Intangible assets
Long-term growth rate	2.30%	2.00%
Pre-tax discount rate	10.90%
UK & Sub-Saharan Africa | Minimum
Intangible assets
Pre-tax discount rate		9.30%
UK & Sub-Saharan Africa | Maximum
Intangible assets
Pre-tax discount rate		11.10%
Asia & MENAT
Intangible assets
Long-term growth rate	2.70%
Pre-tax discount rate	13.10%
Asia & MENAT | Minimum
Intangible assets
Long-term growth rate		2.00%
Pre-tax discount rate		7.70%
Asia & MENAT | Maximum
Intangible assets
Long-term growth rate		4.00%
Pre-tax discount rate		14.10%
LATAM
Intangible assets
Long-term growth rate	2.40%
Pre-tax discount rate	12.90%
LATAM | Minimum
Intangible assets
Long-term growth rate		2.30%
Pre-tax discount rate		11.20%
LATAM | Maximum
Intangible assets
Long-term growth rate		3.00%
Pre-tax discount rate		17.11%
Pacific
Intangible assets
Long-term growth rate	2.40%
Pre-tax discount rate	10.00%
Pacific | Minimum
Intangible assets
Long-term growth rate		2.00%
Pre-tax discount rate		10.30%
Pacific | Maximum
Intangible assets
Long-term growth rate		2.50%
Pre-tax discount rate		10.90%